Quarterly Report
September 30, 2024
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.1%
Aerospace & Defense – 1.2%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$6,005,199
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,708,094
Boeing Co., 6.528%, 5/01/2034 (n)	4,067,000	4,364,969
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,556,227
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	4,980,748
		$18,615,237
Asset-Backed & Securitized – 18.2%
ACREC 2021-FL1 Ltd., “C”, FLR, 7.278% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$2,546,000	$2,471,991
ACREC 2021-FL1 Ltd., “D”, FLR, 7.778% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	3,070,500	3,014,170
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.847% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	3,129,000	3,076,403
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	2,504,000	2,532,574
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	2,896,000	2,910,847
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	3,107,142	3,114,642
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.21% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	905,000	893,503
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.16% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	831,500	808,520
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.06% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,740,000	1,724,256
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.41% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	964,500	953,225
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.51% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	3,443,500	3,337,297
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.342% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	9,024,759
AREIT 2022-CRE6 Trust, “B”, FLR, 7.191% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	1,126,000	1,114,685
AREIT 2022-CRE6 Trust, “C”, FLR, 7.491% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	2,322,000	2,292,975
AREIT 2022-CRE6 Trust, “D”, FLR, 8.191% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	987,000	969,769
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	787,835	796,884
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	49,822	5
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.559% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	16,928	30,346
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,582,608
BDS 2021-FL7 Ltd., “B”, FLR, 6.628% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	1,259,500	1,247,908
BDS Ltd., 2024-FL13, “A”, FLR, 6.776% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,224,500	1,223,902
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	991,415	1,051,013
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 7.482% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	4,661,659	4,665,649
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	3,427,000	3,559,867
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.01% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	4,380,500	4,271,842
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.81% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	3,669,500	3,569,290
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.26% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,288,000	1,248,091
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.51% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	836,500	824,177
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.96% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	952,500	934,151
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	968,727	998,506
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	136,532	140,614
BXMT 2020-FL2 Ltd., “B”, FLR, 6.597% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,731,000	1,597,609
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,047,384
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,369,405	2,343,725
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	896,060	903,762
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	432,686	432,043
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,694,559
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	3,527,234	3,534,362
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	4,656,029	5,022,684
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	2,699,147	2,954,965
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	9,915,034
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	2,869,836
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	1,918,652	1,939,355
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	458,477	456,576
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	973,000	995,620
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,670,464
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	839,335	840,675
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	406,485	406,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ELM Trust, 2024-ELM, “C10”, 6.395%, 6/10/2039 (n)	$742,347	$758,822
ELM Trust, 2024-ELM, “C15”, 6.395%, 6/10/2039 (n)	1,011,934	1,034,391
Empire District Bondco LLC, 4.943%, 1/01/2033	1,641,000	1,672,730
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	2,029,139	2,074,050
GLGU 2023-1A Ltd., “B”, FLR, 8.282% (SOFR - 3mo. + 3%), 7/20/2035 (n)	3,420,864	3,467,299
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	1,164,928	1,182,072
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,820,346
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 7.24% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	6,545,000	6,558,745
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	12,087,145
JPMorgan Chase Commercial Mortgage Securities Corp., 5.757%, 7/15/2042 (n)	242	238
JPMorgan Mortgage Trust, “A1”, 5.686%, 10/25/2033	20,031	18,853
KKR Static CLO I Ltd. 2022-1A, “BR”, FLR, 7.282% (SOFR - 3mo. + 2%), 7/20/2031 (n)	4,871,468	4,874,464
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	741,600	744,454
LCCM 2021-FL2 Trust, “C”, FLR, 7.36% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	1,985,500	1,936,424
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.96% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,666,000	5,632,284
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.21% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	5,318,000	5,252,660
LoanCore 2021-CRE6 Ltd., “B”, FLR, 7.11% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	9,970,000	9,792,235
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.525% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	5,894,060	5,896,424
Merrill Lynch Mortgage Investors, Inc., “A”, 6.424%, 5/25/2036	32,793	32,324
Merrill Lynch Mortgage Investors, Inc., “A5”, 5.55%, 4/25/2035	55,507	49,447
MF1 2020-FL4 Ltd., “AS”, FLR, 7.297% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	2,602,500	2,587,870
MF1 2021-FL5 Ltd., “C”, FLR, 6.897% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,589,000	2,555,252
MF1 2022-FL8 Ltd., “C”, FLR, 7.164% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,356,952
MF1 2022-FL8 Ltd., “D”, FLR, 7.614% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,342,734
MF1 2024-FL14 LLC, “AS”, FLR, 7.204% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	3,688,167	3,688,134
MF1 2024-FL5 Ltd., “AS”, FLR, 7.054% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	4,032,000	4,029,488
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	3,068,736	3,108,208
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	3,231,641	3,559,952
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.412% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	7,481,614	7,492,904
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.962% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	3,306,562	3,303,186
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.294% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	5,000,000	5,008,930
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.893% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	5,744,568	5,747,934
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	3,098,723	3,150,800
PFP III 2021-8 Ltd., “D”, FLR, 7.361% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037 (z)	3,737,500	3,719,177
PFP III 2024-11 Ltd., “11A”, 6.915% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	6,311,000	6,326,796
Preferred Term Securities XIX Ltd., CDO, FLR, 5.558% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	93,468	89,262
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.169% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	1,340,000	1,323,604
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.919% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,575,000	1,547,066
Residential Funding Mortgage Securities, Inc., FGIC, 5.32%, 12/25/2035 (d)(q)	2,975	62
Rockford Tower CLO 2020-1A, Ltd., “BR”, FLR, 7.382% (SOFR - 3mo. + 2.1%), 1/20/2036 (n)	3,331,195	3,349,123
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.228% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	2,027,000	1,982,870
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 7.292% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,343,518
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 7.542% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,522,290
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	435,027	441,705
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	908,764	930,325
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	75,694	75,703
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,732,292
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.902% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	5,537,477	5,537,466
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	1,771,281	1,786,790
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.012% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,957,793	1,957,889
Voya CLO 2012-4A Ltd., “BR3”, FLR, 7.512% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	828,265	829,028
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.862% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,187,823	1,192,126
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,781,879
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,789,272
		$286,085,741

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.5%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$2,711,000	$2,213,024
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	4,694,000	3,620,363
WMG Acquisition Corp., 3%, 2/15/2031 (n)	1,568,000	1,390,236
		$7,223,623
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$2,300,000	$2,462,820
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	2,878,000	3,146,127
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	5,936,539
LPL Holdings, Inc., 6.75%, 11/17/2028	1,167,000	1,254,987
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	4,359,677
LPL Holdings, Inc., 6%, 5/20/2034	1,917,000	2,003,776
		$19,163,926
Building – 0.7%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$5,875,000	$5,560,703
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,760,000	2,458,716
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,209,995
		$11,229,414
Business Services – 1.3%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$4,232,720
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,202,799
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,311,850
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,693,460
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,327,314
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	5,041,793
		$19,809,936
Cable TV – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$6,587,000	$5,970,967
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	5,381,758
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	429,000	419,101
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,726,386
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	333,764
		$14,831,976
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$6,901,000	$7,187,887
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$4,799,920
Conglomerates – 1.0%
Regal Rexnord Corp., 6.05%, 4/15/2028	$1,521,000	$1,581,411
Regal Rexnord Corp., 6.3%, 2/15/2030	4,643,000	4,938,203
Regal Rexnord Corp., 6.4%, 4/15/2033	3,600,000	3,850,249
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	4,993,000	5,056,324
		$15,426,187
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$3,229,000	$3,037,292
Consumer Services – 0.3%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$4,782,000	$4,282,299
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$4,246,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.4%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$3,219,000	$2,752,680
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	3,216,215
		$5,968,895
Energy - Independent – 0.7%
EQT Corp., 3.9%, 10/01/2027	$2,315,000	$2,274,921
EQT Corp., 5%, 1/15/2029	1,294,000	1,308,925
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,382,305
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	3,007,000	3,308,455
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	3,294,000	2,860,931
		$11,135,537
Energy - Integrated – 0.1%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$1,487,000	$1,540,434
Financial Institutions – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$3,195,000	$3,227,644
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	2,329,000	2,200,059
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	1,334,000	1,203,933
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,780,298
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,760,599
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	497,000	464,425
		$11,636,958
Food & Beverages – 0.7%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$4,965,000	$5,029,069
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)	3,726,000	3,807,433
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	1,441,000	1,430,545
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,225,000	1,172,153
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	216,000	201,789
		$11,640,989
Gaming & Lodging – 0.2%
Marriott International, Inc., 3.5%, 10/15/2032	$3,330,000	$3,047,974
Insurance – 0.7%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$3,293,000	$3,088,536
Corebridge Financial, Inc., 5.75%, 1/15/2034	2,801,000	2,952,282
Corebridge Financial, Inc., 4.35%, 4/05/2042	442,000	391,400
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,291,000	1,105,074
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	2,670,000	2,857,554
		$10,394,846
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,131,000	$4,385,465
Insurance - Property & Casualty – 0.9%
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	$5,692,000	$5,759,150
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	968,609
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	2,374,000	2,459,651
Hub International Ltd., 7.25%, 6/15/2030 (n)	3,479,000	3,624,702
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,221,000	1,737,589
		$14,549,701
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$1,704,000	$1,978,264

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$3,631,000	$3,715,830
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	871,000	910,228
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,314,373
		$5,940,431
Major Banks – 7.7%
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	$4,007,000	$3,632,541
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	10,928,000	9,582,053
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	3,924,000	3,981,773
Bank of America Corp., 6.1%, 9/17/2171	6,096,000	6,104,419
Bank of America Corp., 6.5% to 10/23/2024, FLR ((SOFR - 3mo. + 0.26161%) + 4.174%) to 4/23/2172	3,843,000	3,842,091
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,226,498
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	3,311,731
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	2,325,000	2,419,427
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	3,594,000	3,882,739
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	2,981,000	3,156,408
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,809,133
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,772,742
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,508,688
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	5,578,251
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	2,365,336
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 0.945%) to 1/23/2029	2,290,000	2,236,452
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.12%) to 4/23/2029	5,871,000	5,808,361
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	2,576,000	2,566,415
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	4,079,086
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,363,000	2,958,242
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,734,457
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,239,000	1,287,443
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	6,097,184
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	2,940,000	3,065,995
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	831,258
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	5,402,000	4,764,717
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	7,084,000	6,167,981
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,509,789
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	4,514,000	4,099,030
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	2,633,000	2,610,613
		$120,990,853
Medical & Health Technology & Services – 1.9%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$4,597,053
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	593,000	575,264
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	1,000,071
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,378,028
HCA, Inc., 4.125%, 6/15/2029	3,255,000	3,203,987
HCA, Inc., 4.375%, 3/15/2042	3,251,000	2,849,223
ICON Investments Six DAC, 6%, 5/08/2034	2,657,000	2,826,659
Marin General Hospital, 7.242%, 8/01/2045	2,243,000	2,764,055
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,245,079
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	7,048,586
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,611,939
		$30,099,944
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$2,656,000	$2,736,560
Metals & Mining – 1.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$2,318,929
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	3,434,000	3,333,388
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,605,519

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	$4,511,000	$3,968,774
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	3,922,000	3,664,735
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,595,351
Novelis Corp., 3.875%, 8/15/2031 (n)	3,638,000	3,325,721
		$22,812,417
Midstream – 2.3%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$1,939,000	$1,609,725
Cheniere Energy Partners LP, 4.5%, 10/01/2029	1,872,000	1,846,403
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,687,373
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,303,349
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	4,040,153
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,912,692
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,179,540
MPLX LP, 4.95%, 3/14/2052	5,874,000	5,270,687
Plains All American Pipeline LP, 3.55%, 12/15/2029	2,839,000	2,700,319
Targa Resources Corp., 4.2%, 2/01/2033	930,000	880,610
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,662,798
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,379,719
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,558,887
		$36,032,255
Mortgage-Backed – 20.9%
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	$6,858,207	$6,933,340
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	5,644,156	5,393,869
Fannie Mae, 3.95%, 1/01/2027	302,149	302,139
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	4,879,901	4,547,267
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	667,086	598,953
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	1,655	1,725
Fannie Mae, 3%, 2/25/2033 (i)	274,947	20,864
Fannie Mae, 5.5%, 5/01/2033 - 4/01/2040	2,850,901	2,944,006
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	2,074,001	2,133,000
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	743,153	779,052
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	11,677,395	11,526,994
Fannie Mae, 3.25%, 5/25/2040	95,616	92,166
Fannie Mae, 2%, 4/25/2046	207,001	193,153
Fannie Mae, 4%, 7/25/2046 (i)	332,228	63,667
Fannie Mae, 3.5%, 12/01/2046 (f)	1,213,471	1,148,520
Fannie Mae, UMBS, 3.5%, 1/01/2027	9,800	9,704
Fannie Mae, UMBS, 2.5%, 4/01/2036 - 6/01/2052	37,454,665	32,804,202
Fannie Mae, UMBS, 2%, 1/01/2037 - 3/01/2052	41,247,301	35,347,514
Fannie Mae, UMBS, 3%, 4/01/2037 - 8/01/2052	17,295,647	15,774,292
Fannie Mae, UMBS, 1.5%, 2/01/2042	159,900	134,344
Fannie Mae, UMBS, 6.5%, 4/01/2043 - 12/01/2053	1,328,500	1,369,795
Fannie Mae, UMBS, 4.5%, 9/01/2052	668,946	664,451
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2053	5,781,571	5,784,287
Fannie Mae, UMBS, 6%, 12/01/2052 - 12/01/2053	2,231,717	2,304,389
Fannie Mae, UMBS, 4%, 3/01/2053 - 3/01/2054	710,344	682,130
Fannie Mae, UMBS, 5.5%, 4/01/2053 - 11/01/2053	3,596,040	3,641,445
Federal Home Loan Bank, 5%, 7/01/2035	607,216	623,330
Freddie Mac, 2.67%, 12/25/2024	2,483,450	2,471,169
Freddie Mac, 2.811%, 1/25/2025	3,284,340	3,262,949
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,121,814	1,102,594
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	1,743,322	1,763,148
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,916,038
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	8,301,344	7,680,370
Freddie Mac, 1.218%, 7/25/2029 (i)	4,009,955	176,740
Freddie Mac, 1.264%, 8/25/2029 (i)	6,913,795	321,899
Freddie Mac, 1.984%, 4/25/2030 (i)	1,901,414	170,218

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	$131,903	$136,481
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	40,435	42,267
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	626,571	645,803
Freddie Mac, 5.5%, 2/15/2036 (i)	59,578	9,937
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	9,642,091	9,173,881
Freddie Mac, 4.5%, 12/15/2040 (i)	28,864	2,709
Freddie Mac, 4%, 8/15/2044 (i)	59,763	5,581
Freddie Mac, UMBS, 2%, 5/01/2037 - 5/01/2052	36,526,029	30,709,609
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	3,631,967	3,308,947
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2054	5,459,079	5,093,334
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	11,271,042	9,780,393
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2052	727,982	728,061
Freddie Mac, UMBS, 4.5%, 10/01/2052	1,497,576	1,472,145
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 10/01/2054	3,522,984	3,573,761
Freddie Mac, UMBS, 4%, 7/01/2053	593,898	570,430
Freddie Mac, UMBS, 6%, 6/01/2054	2,528,259	2,584,699
Ginnie Mae, 5.5%, 5/15/2033 - 8/20/2054	8,298,664	8,406,420
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	12,307,393	12,248,701
Ginnie Mae, 6%, 1/20/2036 - 6/20/2054	2,036,214	2,073,738
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	7,699,708	7,468,494
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2053	9,198,378	8,705,088
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	13,755,925	12,617,855
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	9,172,500	8,082,683
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	7,897,476	6,699,247
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	9,856,940	9,883,771
Ginnie Mae, 7%, 12/20/2053	230,338	236,118
Ginnie Mae, TBA, 6%, 10/15/2054	2,425,000	2,466,085
Ginnie Mae, TBA, 6.5%, 10/15/2054	1,450,000	1,483,546
UMBS, TBA, 2.5%, 10/17/2039 - 11/14/2054	16,647,846	14,582,405
UMBS, TBA, 2%, 10/15/2054 - 11/14/2054	5,325,000	4,407,337
UMBS, TBA, 6.5%, 10/15/2054	5,000,000	5,154,465
		$328,037,714
Municipals – 1.7%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	$4,348,000	$3,956,972
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	2,286,000	1,188,015
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	415,000	413,794
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	8,215,341
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,075,630
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,660,057
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,475,257
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	5,223,000	4,639,315
		$26,624,381
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$8,790,811
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,517,674
		$11,308,485
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$391,000	$388,984
Oils – 0.2%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$2,549,678

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.9%
BPCE S.A., 4.5%, 3/15/2025 (n)	$5,458,000	$5,429,315
Discover Financial Services, 6.7%, 11/29/2032	7,435,000	8,168,747
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,771,184
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	11,447,000	11,139,013
		$29,508,259
Real Estate - Office – 0.5%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,238,000	$6,032,875
Boston Properties LP, REIT, 6.5%, 1/15/2034	1,899,000	2,066,803
		$8,099,678
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$4,895,000	$5,155,029
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$2,656,000	$2,732,384
Retailers – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$5,509,000	$5,138,185
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$4,745,000	$4,161,474
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$3,801,000	$3,425,284
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$6,129,000	$5,506,831
Rogers Communications, Inc., 4.55%, 3/15/2052	6,129,000	5,307,326
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,720,287
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,728,240
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	585,547
Vodafone Group PLC, 5.625%, 2/10/2053	1,337,000	1,360,931
		$18,209,162
Tobacco – 1.1%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$5,611,691
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,939,334
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,203,475
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	979,081
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,897,502
		$17,631,083
Transportation - Services – 0.7%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,983,000	$2,366,076
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	1,975,051
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,406,556
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,354,797
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	3,593,772	1,105,085
		$11,207,565
U.S. Government Agencies and Equivalents – 0.6%
Small Business Administration, 4.86%, 1/01/2025	$738	$735
Small Business Administration, 4.625%, 2/01/2025	1,149	1,144
Small Business Administration, 5.11%, 4/01/2025	1,073	1,070
Small Business Administration, 4.43%, 5/01/2029	61,872	61,915
Small Business Administration, 3.21%, 9/01/2030	974,693	949,772
Small Business Administration, 3.25%, 11/01/2030	107,672	104,879

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.85%, 9/01/2031	$209,515	$200,510
Small Business Administration, 2.37%, 8/01/2032	161,119	151,593
Small Business Administration, 2.13%, 1/01/2033	791,555	738,316
Small Business Administration, 2.21%, 2/01/2033	196,239	183,975
Small Business Administration, 2.22%, 3/01/2033	627,277	580,170
Small Business Administration, 2.08%, 4/01/2033	1,275,508	1,193,373
Small Business Administration, 2.45%, 6/01/2033	1,341,617	1,259,003
Small Business Administration, 3.15%, 7/01/2033	1,582,836	1,522,692
Small Business Administration, 3.16%, 8/01/2033	1,835,857	1,768,635
Small Business Administration, 3.62%, 9/01/2033	1,496,897	1,463,852
		$10,181,634
U.S. Treasury Obligations – 21.6%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$20,561,391
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,877,527
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,900,000	7,710,398
U.S. Treasury Bonds, 4%, 11/15/2042	17,580,000	17,299,819
U.S. Treasury Bonds, 4.375%, 8/15/2043	9,600,000	9,871,125
U.S. Treasury Bonds, 4.75%, 11/15/2043	30,400,000	32,792,813
U.S. Treasury Bonds, 4.5%, 2/15/2044	27,100,000	28,277,156
U.S. Treasury Bonds, 4.25%, 2/15/2054	10,500,000	10,700,156
U.S. Treasury Notes, 5%, 8/31/2025	30,000,000	30,250,781
U.S. Treasury Notes, 4.375%, 12/15/2026	31,000,000	31,491,641
U.S. Treasury Notes, 4.125%, 2/15/2027	71,000,000	71,820,938
U.S. Treasury Notes, 4.125%, 7/31/2028	70,400,000	71,766,750
		$339,420,495
Utilities - Electric Power – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$3,233,471
Calpine Corp., 3.75%, 3/01/2031 (n)	3,680,000	3,409,954
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	869,518
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,643,167
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,499,938
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	6,865,998
		$21,522,046
Total Bonds		$1,556,133,226
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 5.07% (v)	30,400,908	$30,410,028

Other Assets, Less Liabilities – (1.0)%		(16,073,578)
Net Assets – 100.0%		$1,570,469,676
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $30,410,028 and $1,556,133,226, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $373,303,715, representing 23.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
PFP III 2021-8 Ltd., “D”, FLR, 7.361% ((SOFR - 1mo. + 0.11448%) + 2.15%), 8/09/2037	1/22/26	$3,703,486	$3,719,177
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 9/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	269	$56,017,149	December – 2024	$130,306
U.S. Treasury Note 5 yr	Long	USD	273	29,998,008	December – 2024	43,853
						$174,159
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	655	$87,176,406	December – 2024	$(749,665)
At September 30, 2024, the fund had liquid securities with an aggregate value of $4,692,821 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$349,602,129	$—	$349,602,129
Non - U.S. Sovereign Debt	—	1,978,264	—	1,978,264
Municipal Bonds	—	26,624,381	—	26,624,381
U.S. Corporate Bonds	—	414,731,665	—	414,731,665
Residential Mortgage-Backed Securities	—	342,863,548	—	342,863,548
Commercial Mortgage-Backed Securities	—	105,475,767	—	105,475,767
Asset-Backed Securities (including CDOs)	—	165,784,140	—	165,784,140
Foreign Bonds	—	149,073,332	—	149,073,332
Mutual Funds	30,410,028	—	—	30,410,028
Total	$30,410,028	$1,556,133,226	$—	$1,586,543,254
Other Financial Instruments
Futures Contracts – Assets	$174,159	$—	$—	$174,159
Futures Contracts – Liabilities	(749,665)	—	—	(749,665)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$31,028,388	$251,837,971	$252,468,451	$7,009	$5,111	$30,410,028
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,577,394	$—